Derivative Assets And Liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Derivative Assets And Liabilities [Abstract]
Schedule of Notional Amounts and Fair Values of Derivatives Outstanding

The following tables present notional amounts and fair values of derivatives outstanding as of December 31, 2015 and 2014:

	As of December 31,
	2015		2014
	Notional amount	Fair value	Notional amount	Fair value
Derivative assets not designated as hedges:
Interest rate caps	$2,194,210	$18,965	$1,715,002	$24,549
Total derivative assets		$18,965		$24,549

	As of December 31,
	2015		2014
	Notional amount	Fair value	Notional amount	Fair value
Derivative liabilities not designated as hedges:
Interest rate floors	$—	$—	$35,440	$253
Interest rate swaps	—	—	51,630	1,549
Derivative liabilities designated as cash flow hedges:
Interest rate swaps	23,223	21	39,000	406
Total derivative liabilities		$21		$2,208

Schedule of Gain (Loss) Recorded in OCI Related to Derivative Instruments

We recorded the following in other comprehensive income (loss) related to derivative financial instruments for the years ended December 31, 2015, 2014 and 2013:

	Year Ended December 31,
	2015	2014	2013
Gain (Loss)
Effective portion of change in fair market value of derivatives designated as cash flow hedges:
Interest rate swaps	$385	$2,065	$5,686
Reclassification of derivative loss to interest expense	—	3,126	—
Income tax effect	(47)	(649)	(711)
Net changes in cash flow hedges, net of tax	$338	$4,542	$4,975

Schedule of Effect of Derivatives Recorded in Interest Expense and Other Expenses

The following table presents the effect of derivatives recorded in interest expense in our Consolidated Income Statements. We do not expect to reclassify amounts from AOCI to interest expense in our Consolidated Income Statements over the next 12 months.

	Year Ended December 31,
	2015	2014	2013
Loss (Gain)
Derivatives not designated as hedges:
Interest rate caps, floors and swaps	$18,118	$13,569	$(11,709)
Reclassification to Consolidated Income Statements:
Reclassification of amounts previously recorded in AOCI	—	3,126	—
Effect from derivatives	$18,118	$16,695	$(11,709)